Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Off-Balance Sheet Credit Risks, Net of Participations
The following table presents a summary of our off-balance sheet credit risks.

Off-balance sheet credit risks	Dec. 31,
(in millions)	2017	2016
Lending commitments	$51,467	$51,270
Standby letters of credit (a)	3,531	4,185
Commercial letters of credit	122	339
Securities lending indemnifications (b)(c)	432,084	317,690

(a)	Net of participations totaling $672 million at Dec. 31, 2017 and $662 million at Dec. 31, 2016.

(b)	Excludes the indemnification for securities for which BNY Mellon acts as an agent on behalf of CIBC Mellon clients, which totaled $69 billion at Dec. 31, 2017 and $61 billion at Dec. 31, 2016.

(c)	Includes cash collateral, invested in indemnified repurchase agreements, held by us as securities lending agent of $33 billion at Dec. 31, 2017 and $28 billion at Dec. 31, 2016.

Standby Letters of Credits by Investment Grade	The table below shows SBLCs by investment grade:

Standby letters of credit	Dec. 31,
	2017	2016
Investment grade	84%	89%
Non-investment grade	16%	11%

Significant Industry Concentrations Related to Credit Exposure
The tables below present our credit exposure in the financial institutions and commercial portfolios.

Financial institutions portfolio exposure (in billions)	Dec. 31, 2017
	Loans	Unfunded commitments	Total exposure
Securities industry	$3.6	$19.2	$22.8
Banks	7.0	1.2	8.2
Asset managers	1.4	6.4	7.8
Insurance	0.1	3.5	3.6
Government	0.1	0.9	1.0
Other	0.9	1.3	2.2
Total	$13.1	$32.5	$45.6

Commercial portfolio exposure (in billions)	Dec. 31, 2017
	Loans	Unfunded commitments	Total exposure
Manufacturing	$1.3	$6.1	$7.4
Services and other	0.9	6.0	6.9
Energy and utilities	0.7	4.4	5.1
Media and telecom	—	1.5	1.5
Total	$2.9	$18.0	$20.9